Restricted net assets (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 98,585	$ 66,304	$ (4,728)
Cash flows from investing activities	(305,272)	(230,046)	(27,153)
Cash flows from financing activities	257,430	213,343	253
Effect of exchange rate changes on cash and cash equivalents	139	224	(14)
Net increase/(decrease) in cash and cash equivalents	50,882	49,825	(31,642)
Cash and cash equivalents at the beginning of the year	60,494	10,669	42,311
Cash and cash equivalents at the end of the year	111,376	60,494	10,669
Supplemental disclosure of non-cash activities:
Accretions to preference shareholders redemption values		9,134	10,233
Parent Company [Member]
Condensed Consolidated Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(16,861)	(56)	(25,790)
Cash flows from investing activities	(239,591)	(173,415)
Cash flows from financing activities	258,576	213,343	253
Effect of exchange rate changes on cash and cash equivalents
Net increase/(decrease) in cash and cash equivalents	2,124	39,872	(25,537)
Cash and cash equivalents at the beginning of the year	40,835	963	26,500
Cash and cash equivalents at the end of the year	42,959	40,835	963
Supplemental disclosure of non-cash activities:
Accretions to preference shareholders redemption values		$ 9,134	$ 10,233